LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 11 – LEASES.

As of December 31, 2019, the Company has seven operating leases for land, warehouse and office with remaining terms expiring from 2020 through 2064 and a weighted average remaining lease term of 13.44 years. The Company has fair value renewal options for many of the Company’s existing leases, none of which are considered reasonably certain of being exercised or included in the minimum lease term. Weighted average discount rates used in the calculation of the lease liability is 4.75%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rent expense for the year ended December 31, 2019 was $906,670. There was no variable lease costs or sublease income for leased assets for the year ended December 31, 2019.

The impact of Topic 842 on the December 31, 2019 condensed consolidated balance sheet was as follows:

December 31, 2019
USD
Other non-current assets	5,566,093

Other payables and accrued expenses	1,172,158
Other liabilities	4,372,418
Total lease liabilities	5,544,576

Supplemental cash flow information related to leases was as follows:

December 31, 2019
USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	827,089

Right of use assets obtained in exchange for lease obligations:	5,566,093

A maturity analysis of the Company’s operating leases as of December 31, 2019 was as follows:

Future undiscounted cash flows:

Amount
USD
2020	1,410,155
2021	1,207,870
2022	1,211,943
Thereafter	2,468,904
Total	6,298,872

Discount factor	(754,296)
Lease liability	5,544,576
Amounts due within 12 months	1,172,158
Non-current lease liability	4,372,418

As previously disclosed in the consolidated financial statements for the year ended December 31, 2018 and under the previous lease standard (Topic 840), future minimum annual lease payments for the years subsequent to December 31, 2018 and in aggregate are as follows:

Amount
USD
2019	848,731
2020	938,551
2021	167,378
2022	4,095
Thereafter	170,297
Total minimum payments	2,129,052

Rent expense for the year ended December 31, 2018 was approximately $807,088.